Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Furniture and equipment	1,118,370	1,098,035
Office equipment	8,349	8,349
Computers	16,411	—
AI hardware	580,000	—
Land	962,272	—
Buildings	371,131	—
Leasehold improvement	19,706	19,706
Total	3,076,239	1,126,090
Less: Accumulated impairment charges	(131,500)	(14,049)
Less: Accumulated depreciation	(496,744)	(332,182)
Foreign currency translation adjustment	25,661	(19,757)
Property and equipment, net	2,473,656	760,102